Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	€ 3,407	€ 6,889	€ 8,372
Assets held for sale	89,752	0
Investments	76,825	157,831
Investments for account of policyholders	180,006	250,953
Investments in joint ventures	1,443	1,743	1,376
Investments in associates	165	1,289	1,264
Deferred expenses	12,886	10,503
Other assets	37,302	39,044
Assets	401,786	468,252
Liabilities
Insurance contracts	87,309	124,422
Insurance contracts for account of policyholders	100,409	149,323
Investment contracts	10,658	21,767
Investment contracts for account of policyholders	80,555	104,592	€ 91,624
Liabilities held for sale	84,339	0
Other liabilities	24,325	41,776
Total liabilities	387,596	441,881
Americas [member]
Assets
Cash and cash equivalents	1,097	1,127
Investments	73,132	80,938
Investments for account of policyholders	89,535	115,596
Investments in joint ventures		56
Deferred expenses	12,657	9,052
Other assets	30,796	27,268
Assets	207,217	234,037
Liabilities
Insurance contracts	84,905	74,967
Insurance contracts for account of policyholders	66,842	83,316
Investment contracts	10,483	9,804
Investment contracts for account of policyholders	22,693	32,280
Other liabilities	16,194	17,382
Total liabilities	201,117	217,750
The Netherlands [member]
Assets
Cash and cash equivalents		3,718
Assets held for sale	89,752
Investments		66,384
Investments for account of policyholders		25,673
Investments in joint ventures		343
Investments in associates		1,103
Deferred expenses		235
Other assets		9,318
Assets	89,752	106,775
Liabilities
Insurance contracts		40,547
Insurance contracts for account of policyholders		25,294
Investment contracts		11,767
Investment contracts for account of policyholders		2,273
Liabilities held for sale	84,339
Other liabilities		19,875
Total liabilities	84,339	99,757
United Kingdom [member]
Assets
Cash and cash equivalents	182	210
Investments	1,457	1,876
Investments for account of policyholders	90,007	108,713
Investments in associates		9
Deferred expenses	736	825
Other assets	2,883	2,125
Assets	95,264	113,758
Liabilities
Insurance contracts	1,373	1,490
Insurance contracts for account of policyholders	33,122	39,955
Investment contracts	174	194
Investment contracts for account of policyholders	57,836	69,819
Other liabilities	1,511	799
Total liabilities	94,015	112,257
Asset management [member]
Assets
Cash and cash equivalents	367	311
Investments	136	296
Investments in joint ventures	471	368
Investments in associates	129	151
Other assets	136	199
Assets	1,239	1,326
Liabilities
Other liabilities	414	540
Total liabilities	414	540
Holding and other activities [member]
Assets
Cash and cash equivalents	1,639	1,242
Investments	39	21
Investments in joint ventures	0	39
Investments in associates	16	20
Other assets	19,722	31,733
Assets	21,415	33,056
Liabilities
Other liabilities	7,225	6,685
Total liabilities	7,225	6,685
International [member]
Assets
Cash and cash equivalents	122	282
Investments	2,061	8,315
Investments for account of policyholders	464	974
Investments in joint ventures	972	936
Investments in associates	20	18
Deferred expenses	57	391
Other assets	7,648	2,064
Assets	11,344	12,979
Liabilities
Insurance contracts	8,255	9,028
Insurance contracts for account of policyholders	446	758
Investment contracts	2	2
Investment contracts for account of policyholders	26	220
Other liabilities	851	518
Total liabilities	9,580	10,526
Eliminations [member]
Assets
Investments for account of policyholders		(4)
Investments in associates		(12)
Deferred expenses	(564)
Other assets	(23,882)	(33,663)
Assets	(24,446)	(33,679)
Liabilities
Insurance contracts	(7,223)	(1,611)
Other liabilities	(1,870)	(4,022)
Total liabilities	€ (9,093)	€ (5,633)